Unissued Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Unissued Capital
	30 June 2024 $	30 June 2023 $
Unissued capital reserve	45,734,183	44,470,123
	45,734,183	44,470,123

Schedule of Capital Contribution
	30 June 2024 $	30 June 2023 $
Balance at beginning of year	44,470,123	39,079,626
Capital contribution funding received	1,127,417	5,368,056
Foreign exchange movement	136,643	22,441
Balance at end of year	45,734,183	44,470,123